FAIR VALUE MEASUREMENTS - Additional Information (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets Held-in-trust, Noncurrent	$ 230,146,571	$ 230,091,362
Level 1
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets Held-in-trust, Noncurrent	230,146,571	230,098,795
Cash [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets Held-in-trust, Noncurrent	598	82
U.S. Treasury Securities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets Held-in-trust, Noncurrent	$ 230,145,973	$ 230,091,280